Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2019
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 26, 2019
Document Effective Date	Dec. 31, 2019
Prospectus Date	Dec. 31, 2019
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class A
Prospectus:
Trading Symbol	BMIAX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class C
Prospectus:
Trading Symbol	BMISX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class I
Prospectus:
Trading Symbol	BMIIX
Class A, C, I, Y Prospectus | BNY Mellon Income Stock Fund | Class Y
Prospectus:
Trading Symbol	BMIYX
Class M & Investor Prospectus | BNY Mellon Income Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPISX
Class M & Investor Prospectus | BNY Mellon Income Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MIISX
Class M & Investor Prospectus | BNY Mellon Large Cap Stock Fund | Investor Shares
Prospectus:
Trading Symbol	MILCX
Class M & Investor Prospectus | BNY Mellon Large Cap Stock Fund | Class M Shares
Prospectus:
Trading Symbol	MPLCX
Class M & Investor Prospectus | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MTSIX
Class M & Investor Prospectus | BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MTSMX
Class M & Investor Prospectus | BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MIMSX
Class M & Investor Prospectus | BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPMCX
Class M & Investor Prospectus | BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MISCX
Class M & Investor Prospectus | BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MPSSX
Class M & Investor Prospectus | BNY Mellon Focused Equity Opportunities Fund | Investor Shares
Prospectus:
Trading Symbol	MFOIX
Class M & Investor Prospectus | BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Prospectus:
Trading Symbol	MFOMX
Class M & Investor Prospectus | BNY Mellon Small/Mid Cap Multi-Strategy Fund | Investor Shares
Prospectus:
Trading Symbol	MMCIX
Class M & Investor Prospectus | BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus:
Trading Symbol	MMCMX
Class M & Investor Prospectus | BNY Mellon International Fund | Investor Shares
Prospectus:
Trading Symbol	MIINX
Class M & Investor Prospectus | BNY Mellon International Fund | Class M Shares
Prospectus:
Trading Symbol	MPITX
Class M & Investor Prospectus | BNY Mellon Emerging Markets Fund | Investor Shares
Prospectus:
Trading Symbol	MIEGX
Class M & Investor Prospectus | BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus:
Trading Symbol	MEMKX
Class M & Investor Prospectus | BNY Mellon International Equity Income Fund | Investor
Prospectus:
Trading Symbol	MLIIX
Class M & Investor Prospectus | BNY Mellon International Equity Income Fund | Class M
Prospectus:
Trading Symbol	MLIMX
Class M & Investor Prospectus | BNY Mellon Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIBDX
Class M & Investor Prospectus | BNY Mellon Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPBFX
Class M & Investor Prospectus | BNY Mellon Intermediate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIIDX
Class M & Investor Prospectus | BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPIBX
Class M & Investor Prospectus | BNY Mellon Corporate Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BYMIX
Class M & Investor Prospectus | BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus:
Trading Symbol	BYMMX
Class M & Investor Prospectus | BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Prospectus:
Trading Symbol	MISTX
Class M & Investor Prospectus | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus:
Trading Symbol	MPSUX
Class M & Investor Prospectus | BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINMX
Class M & Investor Prospectus | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPNIX
Class M & Investor Prospectus | BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MINSX
Class M & Investor Prospectus | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPSTX
Class M & Investor Prospectus | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MIPAX
Class M & Investor Prospectus | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MPPIX
Class M & Investor Prospectus | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MMBIX
Class M & Investor Prospectus | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus:
Trading Symbol	MMBMX
Class M & Investor Prospectus | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Prospectus:
Trading Symbol	MNYIX
Class M & Investor Prospectus | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus:
Trading Symbol	MNYMX
Class M & Investor Prospectus | BNY Mellon Municipal Opportunities Fund | Investor
Prospectus:
Trading Symbol	MOTIX
Class M & Investor Prospectus | BNY Mellon Municipal Opportunities Fund | Class M
Prospectus:
Trading Symbol	MOTMX
Class M & Investor Prospectus | BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus:
Trading Symbol	MIBLX
Class M & Investor Prospectus | BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus:
Trading Symbol	MPBLX
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MLOXX
Class M & Investor Prospectus | BNY Mellon Government Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MLMXX
Class M & Investor Prospectus | BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX
Class M & Investor Prospectus | BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX